GOODWILL (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill	The following table provides the reconciliation of the carrying amount of goodwill by segment at the beginning and end of the reporting period (in thousands):

	Equipment Sales and Hosting Segment	Mining Segment	Total Goodwill
Balance as of December 31, 2021	$58,241	$997,519	$1,055,760
Subsequent measurement period adjustment	—	(1,000)	(1,000)
Impairment of goodwill	—	(788,722)	(788,722)

Balance as of June 30, 2022	$58,241	$207,797	$266,038